Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Breakdown of provisions by nature

The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2019	Additions	Reversals	Payments	Interest	Balance on 12/31/2020
IRPJ and CSLL (a.1.1)	541,281	-	(537)	-	7,118	547,862
PIS and COFINS	10,155	-	(10,264)	-	109	-
ICMS	96,472	15,580	-	(4,085)	601	108,568
Civil, environmental and regulatory claims (a.2.1)	85,855	-	(4,070)	(24,199)	186	57,772
Labor litigation (a.3.1)	98,010	6,382	-	(17,083)	3,366	90,675
Others	92,822	-	(254)	-	600	93,168
Total	924,595	21,962	(15,125)	(45,367)	11,980	898,045
Current	40,455					43,660
Non-current	884,140					854,385

Balances of escrow deposits	Balances of escrow deposits are as follows:
	12/31/2020	12/31/2019
Tax matters	789,624	753,810
Labor litigation	57,603	71,605
Civil and other	102,569	96,028
Total – non-current assets	949,796	921,443